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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment  [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: DST Managers Limited

Business Address: Trident Trust Company (Cayman) Ltd, 4th Floor,
       One Capital Place, George Town
       Grand Cayman, Cayman Islands

Mailing Address: c/o Tulloch & Co.
       4 Hill Street
       London, X0, W1J5NE
       United Kingdom

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Sean L. Hogan
Title:  Director
Phone:  +44 20 7318 1180

Signature, Place, and Date of Signing:

         /s/ Sean L. Hogan  London, United Kingdom  February 14, 2013

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $90,497 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.  13F File Number  Name

     1    28-              DST USA Limited

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
                                                        COLUMN
                                COLUMN    COLUMN          5            COLUMN    COLUMN        COLUMN 8
COLUMN 1           COLUMN 2       3         4     ------------------     6         7     --------------------------
                                                    Shares/ Sh/ Put/ Investment  Other             Voting Authority
                                          Value
Name of Issuer  Title of class  CUSIP    (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole    Shared    None
--------------  -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------    ----
FACEBOOK INC       CL A        30303M102  51,638  1,939,823 SH       Sole                1,939,823
GROUPON INC        COM CL A    399473107  31,385  6,457,744 SH       Sole                6,457,744
GROUPON INC        COM CL A    399473107  7,152   1,471,644 SH       Sole        1       1,471,644
ZYNGA INC          CL A        98986T108  325     137,653   SH       Sole                137,653